Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash	$ 30,833	$ 18,220
Bank balances [Member]
Cash and Cash Equivalents [Line Items]
Cash	30,743	18,130
Restricted [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 90	$ 90